January 2, 2007

DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund
(Closed to New Investors)
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund

Supplement to Prospectus Dated April 30, 2006
As amended September 29, 2006

DIAMOND HILL FINANCIAL LONG-SHORT FUND

In the table “Costs of Investing in the Fund” on page 17, delete footnote 2 and insert the following:

2 Effective January 2, 2007, Class I shares are offered to the public.